Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Net revenues	$ 6,750,246	$ 6,106,277	$ 5,404,266
Other revenues	45,864	23,548	46,256
Total revenues	6,796,110	6,129,825	5,450,522
Cost of sales	3,887,806	3,566,461	3,233,125
Gross profit	2,908,304	2,563,364	2,217,397
Operating expenses:
Research and development	401,341	294,728	282,146
Selling, general and administrative	1,400,747	1,214,631	1,086,609
Litigation settlements, net	(3,133)	48,556	127,058
Total operating expenses	1,798,955	1,557,915	1,495,813
Earnings from operations	1,109,349	1,005,449	721,584
Interest expense	308,699	335,944	331,462
Other income (expense), net	3,429	(14,869)	(34,178)
Earnings before income taxes and noncontrolling interest	804,079	654,636	355,944
Income tax provision	161,145	115,833	10,402
Net earnings	642,934	538,803	345,542
Net earnings attributable to the noncontrolling interest	(2,084)	(1,993)	(427)
Net earnings attributable to Mylan Inc. before preferred dividends	640,850	536,810	345,115
Preferred dividends	0	0	121,535
Net earnings attributable to Mylan Inc. common shareholders	$ 640,850	$ 536,810	$ 223,580
Earnings per common share attributable to Mylan Inc. common shareholders:
Basic	$ 1.54	$ 1.25	$ 0.69
Diluted	$ 1.52	$ 1.22	$ 0.68
Weighted average common shares outstanding:
Basic	415,210	430,839	324,453
Diluted	420,236	438,785	328,979